UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ];     Amendment Number:
                                                  --------------

     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: RBC Dominion Securities
Inc.

Name:  RBC Dominion Securities Inc.
Address:  Royal Trust Tower, Suite 900
          77 King Street West
          Toronto, Ontario M5W 1P9

Form  13F  File  Number:         028-11322
                          -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Bruce  Macdonald
Title:  President
Phone  (416)842-7500


Signature,  Place,  and  Date  of  Signing:


Bruce Macdonald                      Toronto, Ontario          Jun 07, 2007
-------------------------------  ------------------------  ---------------------
            [Signature]               [City,  State]              [Date]

This filing has been made in order to clarify that RBC Asset Management Inc. reported certain of the holdings of RBC Dominion Securities Inc. for the quarter ended March 31, 2007 as set forth in its Form 13F for such period. This filing should be read in conjunction with the related Form 13F filed by RBC Dominion
Securities  Inc.  for  the  quarter  ended  March  31,  2007.


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: 1


     Form 13F File Number            Name

     28- 11252                       RBC Asset Management Inc.